Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.4%
Brambles Ltd.	59,466	$431,371
Caltex Australia Ltd.	7,446	121,482
Coles Group Ltd.	66,810	678,415
CSL Ltd.	46,534	9,427,341
Fortescue Metals Group Ltd.	94,758	741,975
Magellan Financial Group Ltd.	4,820	161,002
TPG Telecom Ltd.	17,646	85,029
Woolworths Group Ltd.	48,348	1,131,611

		12,778,226

Belgium — 0.8%
Colruyt SA	2,754	164,759
Galapagos NV(a)	3,774	832,933
UCB SA	10,404	951,980
Umicore SA	8,874	383,053

		2,332,725

Canada — 8.2%
Algonquin Power & Utilities Corp.	28,866	401,104
Barrick Gold Corp.	119,340	3,078,550
Brookfield Asset Management Inc., Class A	41,208	1,395,604
Canadian Pacific Railway Ltd.	8,568	1,951,526
Constellation Software Inc.	947	912,623
Enbridge Inc.	60,690	1,863,587
First Quantum Minerals Ltd.	20,808	127,339
Franco-Nevada Corp.	14,484	1,920,424
Hydro One Ltd.(b)	18,564	337,345
Intact Financial Corp.	4,080	389,127
Kinross Gold Corp.(a)	54,978	363,762
Open Text Corp.	8,976	339,924
Quebecor Inc., Class B	9,588	209,232
Shopify Inc., Class A(a)	9,369	5,954,689
Stars Group Inc. (The)(a)	21,216	593,122
TC Energy Corp.	30,804	1,420,717
Thomson Reuters Corp.	14,078	994,010
Wheaton Precious Metals Corp.	29,682	1,130,265
WSP Global Inc.	6,018	404,724

		23,787,674

Denmark — 5.5%
Coloplast A/S, Class B	10,404	1,645,233
Danske Bank A/S(a)	18,258	216,609
DSV Panalpina A/S	9,798	1,010,781
Genmab A/S(a)	3,570	858,343
Novo Nordisk A/S, Class B	145,860	9,301,168
Novozymes A/S, Class B	14,076	689,472
Orsted A/S(b)	11,730	1,185,633
Vestas Wind Systems A/S	11,118	956,938

		15,864,177

Finland — 1.2%
Elisa OYJ	12,138	737,061
Kone OYJ, Class B	17,544	1,063,026
Neste OYJ	23,664	837,967
Orion OYJ, Class B	6,732	341,985
UPM-Kymmene OYJ	23,154	640,608

		3,620,647

France — 9.1%
Air Liquide SA	23,881	3,036,811
Alstom SA	10,710	438,257
Amundi SA(b)	1,938	128,635

Security	Shares	Value

France (continued)
Atos SE	4,692	$334,353
BioMerieux	4,284	531,634
Dassault Systemes SE	7,836	1,146,229
Edenred	8,058	324,529
Eurofins Scientific SE	714	394,932
Hermes International	1,734	1,268,319
ICADE	543	41,722
Iliad SA	1,428	212,716
Ingenico Group SA	3,843	482,800
Kering SA	4,332	2,183,575
Legrand SA	9,282	625,448
LVMH Moet Hennessy Louis Vuitton SE	11,526	4,449,479
Sanofi	48,756	4,762,964
Sartorius Stedim Biotech	2,958	709,537
Schneider Electric SE	27,642	2,526,858
STMicroelectronics NV	44,839	1,164,449
Teleperformance	2,550	571,171
Ubisoft Entertainment SA(a)	4,998	371,815
Veolia Environnement SA	15,096	322,178
Worldline SA(a)(b)	5,814	394,693

		26,423,104

Germany — 5.7%
Delivery Hero SE(a)(b)	11,934	1,006,491
Deutsche Bank AG, Registered	79,356	589,134
Deutsche Boerse AG	6,330	982,788
Deutsche Wohnen SE	21,726	880,470
E.ON SE	141,576	1,418,254
Fresenius Medical Care AG & Co. KGaA	10,608	832,613
Hannover Rueck SE	1,836	292,596
Infineon Technologies AG	42,126	782,083
Knorr-Bremse AG	2,244	208,573
Merck KGaA	4,794	557,117
QIAGEN NV(a)	18,658	776,572
RWE AG	20,094	577,515
SAP SE	45,084	5,379,512
Siemens Healthineers AG(b)	8,160	359,293
Symrise AG	5,712	577,587
Vonovia SE	23,766	1,172,692

		16,393,290

Hong Kong — 1.3%
BeiGene Ltd., ADR(a)	2,040	311,773
HK Electric Investments & HK Electric Investments Ltd.	306,000	308,260
Hong Kong Exchanges & Clearing Ltd.	41,000	1,301,037
PCCW Ltd.	306,000	183,029
SJM Holdings Ltd.	102,000	98,643
Techtronic Industries Co. Ltd.	68,000	505,632
WH Group Ltd.(b)	612,500	576,917
Wheelock & Co. Ltd.	82,000	585,983

		3,871,274

Ireland — 0.8%
Flutter Entertainment PLC(a)	3,937	481,672
Kerry Group PLC, Class A	8,160	935,772
Kingspan Group PLC	10,506	535,086
Smurfit Kappa Group PLC	9,078	284,572

		2,237,102

Israel — 0.5%
Nice Ltd.(a)	3,570	596,868
Teva Pharmaceutical Industries Ltd., ADR(a)	82,212	882,957

		1,479,825

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 1.5%
Enel SpA	342,822	$2,341,574
Ferrari NV	6,528	1,025,327
Moncler SpA	10,098	379,369
Recordati SpA	4,998	217,166
Terna Rete Elettrica Nazionale SpA	70,278	440,300

		4,403,736

Japan — 30.8%
Acom Co. Ltd.	20,400	83,557
Advantest Corp.	10,200	502,679
Aeon Co. Ltd.	61,200	1,242,772
Ajinomoto Co. Inc.	20,400	365,516
Asahi Intecc Co. Ltd.	10,200	273,087
Astellas Pharma Inc.	132,600	2,215,270
Casio Computer Co. Ltd.	10,200	163,108
Chubu Electric Power Co. Inc.	30,600	417,357
Chugai Pharmaceutical Co. Ltd.	24,800	2,970,851
Chugoku Electric Power Co. Inc. (The)	20,400	275,854
Credit Saison Co. Ltd.	10,200	117,801
CyberAgent Inc.	7,900	335,400
Dai Nippon Printing Co. Ltd.	10,200	218,432
Daicel Corp.	10,200	83,557
Daifuku Co. Ltd.	10,100	711,208
Daiichi Sankyo Co. Ltd.	38,400	2,650,851
Daikin Industries Ltd.	10,200	1,335,868
Disco Corp.	1,000	227,708
Eisai Co. Ltd.	22,200	1,563,249
FUJIFILM Holdings Corp.	25,200	1,211,042
Fujitsu Ltd.	12,600	1,241,324
GMO Payment Gateway Inc.	1,700	153,411
Hamamatsu Photonics KK	10,200	451,171
Hisamitsu Pharmaceutical Co. Inc.	2,200	104,512
Hitachi Chemical Co. Ltd.	10,200	439,248
Hitachi Metals Ltd.	10,200	100,727
Honda Motor Co. Ltd.	51,000	1,245,013
Hoshizaki Corp.	3,000	231,168
Hoya Corp.	21,400	1,974,399
Hulic Co. Ltd.	10,200	102,253
ITOCHU Corp.	71,400	1,418,853
Itochu Techno-Solutions Corp.	10,200	314,771
Japan Exchange Group Inc.	40,800	767,659
Japan Post Insurance Co. Ltd.	10,200	131,822
Japan Real Estate Investment Corp.	46	251,218
JSR Corp.	10,200	194,586
Kansai Electric Power Co. Inc. (The)	40,800	421,602
Kansai Paint Co. Ltd.	10,200	196,589
Kao Corp.	31,700	2,465,210
KDDI Corp.	132,600	3,855,177
Keihan Holdings Co. Ltd.	1,200	54,369
Keio Corp.	3,000	171,132
Keyence Corp.	10,200	3,698,078
Kobayashi Pharmaceutical Co. Ltd.	2,900	269,566
Kyocera Corp.	13,400	724,165
Kyowa Kirin Co. Ltd.	20,400	480,359
Lawson Inc.	800	41,670
LINE Corp.(a)	7,700	379,474
Lion Corp.	20,400	429,423
M3 Inc.	33,000	1,200,449
Makita Corp.	13,600	447,674
MEIJI Holdings Co. Ltd.	10,200	712,526
MINEBEA MITSUMI Inc.	20,400	338,426

Security	Shares	Value

Japan (continued)
MISUMI Group Inc.	10,200	$246,666
Mitsubishi Electric Corp.	81,600	1,022,909
MonotaRO Co. Ltd.	10,200	330,986
Murata Manufacturing Co. Ltd.	32,900	1,851,827
Nexon Co. Ltd.	40,800	665,406
NGK Insulators Ltd.	10,200	135,828
Nintendo Co. Ltd.	6,600	2,755,786
Nippon Building Fund Inc.	6	36,078
Nippon Paint Holdings Co. Ltd.	10,100	586,534
Nippon Prologis REIT Inc.	102	281,958
Nippon Telegraph & Telephone Corp.	71,400	1,631,180
Nissin Foods Holdings Co. Ltd.	6,500	537,336
Nitto Denko Corp.	10,200	516,033
Nomura Holdings Inc.	183,600	772,276
Nomura Research Institute Ltd.	20,400	502,488
NTT DOCOMO Inc.	142,800	4,203,810
Obayashi Corp.	20,400	181,613
Obic Co. Ltd.	3,500	530,883
Oji Holdings Corp.	61,200	314,771
Olympus Corp.	72,900	1,176,312
Omron Corp.	10,200	606,649
Ono Pharmaceutical Co. Ltd.	30,600	741,428
Oracle Corp. Japan	500	51,994
ORIX Corp.	30,600	368,854
Osaka Gas Co. Ltd.	20,400	381,349
Otsuka Corp.	10,200	462,141
Otsuka Holdings Co. Ltd.	20,400	811,727
Pan Pacific International Holdings Corp.	30,600	595,775
Panasonic Corp.	102,000	788,644
Pigeon Corp.	9,900	355,043
Recruit Holdings Co. Ltd.	51,300	1,526,503
Rinnai Corp.	500	38,201
Santen Pharmaceutical Co. Ltd.	20,400	363,226
SG Holdings Co. Ltd.	10,200	285,392
Sharp Corp.	10,200	114,367
Shimadzu Corp.	10,200	256,109
Shimano Inc.	1,700	251,817
Shimizu Corp.	30,600	239,226
Shin-Etsu Chemical Co. Ltd.	14,700	1,651,662
SMC Corp.	3,100	1,420,489
Softbank Corp.	81,600	1,117,150
Sony Corp.	72,600	4,706,253
Square Enix Holdings Co. Ltd.	2,600	107,102
SUMCO Corp.	10,200	147,847
Sundrug Co. Ltd.	1,100	38,009
Sysmex Corp.	10,200	709,665
TDK Corp.	7,800	684,191
Terumo Corp.	40,800	1,362,862
Tobu Railway Co. Ltd.	10,200	349,586
Toho Gas Co. Ltd.	7,000	344,321
Tohoku Electric Power Co. Inc.	20,400	193,250
Tokio Marine Holdings Inc.	20,400	970,257
Tokyo Electron Ltd.	8,200	1,759,087
Toppan Printing Co. Ltd.	10,200	153,761
Toyo Suisan Kaisha Ltd.	10,200	492,187
Trend Micro Inc.	10,200	521,756
Tsuruha Holdings Inc.	1,800	242,054
Unicharm Corp.(c)	30,600	1,130,313
Welcia Holdings Co. Ltd.	3,900	283,013
Yakult Honsha Co. Ltd.	10,200	598,064

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yamaha Corp.	10,200	$417,787
Yamato Holdings Co. Ltd.	20,400	360,174
Yamazaki Baking Co. Ltd.	10,200	181,136
Z Holdings Corp.	193,800	759,360

		89,193,652

Netherlands — 4.7%
Adyen NV(a)(b)	959	946,614
Altice Europe NV(a)	24,174	96,247
ASML Holding NV	27,054	8,019,966
Just Eat Takeaway.com NV(a)(b)	5,406	550,789
Koninklijke Ahold Delhaize NV	45,250	1,098,301
Koninklijke Vopak NV	3,876	223,392
Prosus NV(a)	23,052	1,746,715
Wolters Kluwer NV	12,564	923,662

		13,605,686

New Zealand — 0.7%
a2 Milk Co. Ltd.(a)	59,262	717,706
Fisher & Paykel Healthcare Corp. Ltd.	60,506	1,022,446
Spark New Zealand Ltd.	68,238	186,921

		1,927,073

Norway — 0.2%
Gjensidige Forsikring ASA	10,506	186,074
Orkla ASA	52,836	479,474

		665,548

Portugal — 0.3%
EDP — Energias de Portugal SA	148,818	627,551
Jeronimo Martins SGPS SA	17,238	291,047

		918,598

Singapore — 0.2%
Keppel Corp. Ltd.	61,200	259,982
Singapore Exchange Ltd.	26,200	179,605

		439,587

Spain — 1.7%
Cellnex Telecom SA(b)	19,806	1,036,950
Enagas SA	3,901	90,967
Grifols SA	23,052	784,230
Iberdrola SA	284,136	2,844,497
Siemens Gamesa Renewable Energy SA	15,300	227,407

		4,984,051

Sweden — 3.8%
Alfa Laval AB(a)	12,573	236,214
Atlas Copco AB, Class A	45,492	1,580,334
Atlas Copco AB, Class B	26,214	819,389
Epiroc AB, Class A	26,826	269,490
Epiroc AB, Class B	19,992	198,176
Essity AB, Class B(a)	39,984	1,299,750
Hexagon AB, Class B	9,894	493,424
Investor AB, Class B	19,686	990,024
L E Lundbergforetagen AB, Class B	5,508	232,451
Sandvik AB(a)	48,042	744,200
Svenska Handelsbanken AB, Class A(a)	57,936	535,631
Swedbank AB, Class A	5,893	69,602
Swedish Match AB	17,613	1,092,067
Tele2 AB, Class B	19,298	250,136
Telefonaktiebolaget LM Ericsson, Class B	175,440	1,528,580
Volvo AB, Class B	50,322	649,943

		10,989,411

Security	Shares	Value

Switzerland — 9.5%
ABB Ltd., Registered	62,628	$1,189,098
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	102	795,265
Chocoladefabriken Lindt & Spruengli AG, Registered	3	251,153
Clariant AG, Registered	4,998	92,513
EMS-Chemie Holding AG, Registered	408	264,419
Geberit AG, Registered	1,122	503,485
Givaudan SA, Registered	714	2,391,713
Lonza Group AG, Registered	6,211	2,711,822
Roche Holding AG, NVS	40,596	14,109,649
Schindler Holding AG, Participation Certificates, NVS	1,938	430,711
Sika AG, Registered	8,991	1,487,709
Straumann Holding AG, Registered	470	356,658
Swiss Prime Site AG, Registered	3,468	329,499
Swisscom AG, Registered	1,836	954,572
Zurich Insurance Group AG	5,304	1,688,773

		27,557,039

United Kingdom — 7.2%
Admiral Group PLC	12,036	353,732
AstraZeneca PLC	67,626	7,098,674
AVEVA Group PLC	3,162	142,385
BAE Systems PLC	119,100	763,753
Berkeley Group Holdings PLC	3,774	199,125
Direct Line Insurance Group PLC	71,298	245,064
Ferguson PLC	6,528	472,308
GVC Holdings PLC	17,544	166,854
Halma PLC	17,340	457,121
J Sainsbury PLC	80,580	201,348
London Stock Exchange Group PLC	16,359	1,538,503
National Grid PLC	236,130	2,781,255
Ocado Group PLC(a)	21,522	435,570
Persimmon PLC	12,036	334,755
Reckitt Benckiser Group PLC	33,354	2,789,313
Segro PLC	43,073	450,723
Severn Trent PLC	14,688	442,788
Spirax-Sarco Engineering PLC	4,386	482,858
SSE PLC	62,934	992,273
United Utilities Group PLC	46,716	531,624

		20,880,026

Total Common Stocks — 98.1% (Cost: $264,537,957)		284,352,451

Preferred Stocks

Germany — 0.4%
Fuchs Petrolub SE, Preference Shares, NVS	3,468	134,695
Sartorius AG, Preference Shares, NVS	3,366	946,765

		1,081,460

Total Preferred Stocks — 0.4% (Cost: $914,295)		1,081,460

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	23,312	23,337

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	61,000	$61,000

		84,337

Total Short-Term Investments — 0.0% (Cost: $84,328)		84,337

Total Investments in Securities — 98.5% (Cost: $265,536,580)		285,518,248

Other Assets, Less Liabilities — 1.5%		4,442,322

Net Assets — 100.0%		$289,960,570

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	447,485	(424,173)	23,312	$23,337	$22,081	(b)	$(47)	$(104)
BlackRock Cash Funds: Treasury, SL Agency Shares	34,000	27,000	61,000	61,000	817		—	—

				$84,337	$22,898		$(47)	$(104)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	85	06/19/20	$2,688	$8,088
FTSE 100 Index	18	06/19/20	1,336	2,254
TOPIX Index	75	06/11/20	1,020	26,421

				$36,763

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Momentum Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$280,398,018	$3,954,433	$—	$284,352,451
Preferred Stocks	1,081,460	—	—	1,081,460
Money Market Funds	84,337	—	—	84,337

	$281,563,815	$3,954,433	$—	$285,518,248

Derivative financial instruments(a)
Assets
Futures Contracts	$36,763	$—	$—	$36,763

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

5